INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2025
Media
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0	$ 15
Franchise - Toronto Maple Leafs
Disclosure of detailed information about intangible assets [line items]
Carrying value of indefinite-life intangible assets			$ 3,270
Franchise - Toronto Raptors
Disclosure of detailed information about intangible assets [line items]
Carrying value of indefinite-life intangible assets			5,740
Franchise - Toronto FC
Disclosure of detailed information about intangible assets [line items]
Carrying value of indefinite-life intangible assets			820
Brand Names, Toronto Maple Leafs
Disclosure of detailed information about intangible assets [line items]
Carrying value of indefinite-life intangible assets			890
Brand Names, Toronto Raptors
Disclosure of detailed information about intangible assets [line items]
Carrying value of indefinite-life intangible assets			$ 440